Description Of Organization And Business Operations (Details) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 17, 2022	Nov. 14, 2022	Feb. 26, 2021	Feb. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Oct. 25, 2022	Aug. 16, 2022	Aug. 08, 2022
Organization and Business Operations (Details) [Line Items]
Gross proceeds						$ 345,000,000
Deferred underwriting commission		$ 4,275,000
Public shares redeem percentage			100.00%		100.00%
Public share price per share (in Dollars per share)					$ 10
Interest expenses					$ 100,000
Public per share (in Dollars per share)					$ 10
Working capital deficit					$ 7,919,107
Operating bank account					$ 85,540
Common stock par value (in Dollars per share)							$ 0.0001
Common Stock, Shares, Issued	43,125,000
Common Stock, Shares, Outstanding	43,125,000
Inflation Reduction Act Two Thousand And Twenty Two [Member]
Organization and Business Operations (Details) [Line Items]
Percentage Of Excise Tax On Repurchases Of Stock									1.00%
Earnout Shares Payable To Twmh [Member]
Organization and Business Operations (Details) [Line Items]
Business combination contingent consideration payable in shares								1,050,000
Business Combination Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Business combination earnout shares consideration										2,100,000
A And R Business Combination Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of shares subject to restriction in transfer								100.00%
Percentage of shares subject to restriction in transfer one								50.00%
A And R Business Combination Agreement [Member] | Earnout Shares Payable To Tig Entities [Member]
Organization and Business Operations (Details) [Line Items]
Business combination contingent consideration payable in shares								1,050,000
A And R Business Combination Agreement [Member] | Alvarium [Member]
Organization and Business Operations (Details) [Line Items]
Fees payable in case of termination of agreement								$ 5,500,000
A And R Business Combination Agreement [Member] | TWMH And TIG [Member]
Organization and Business Operations (Details) [Line Items]
Fees payable in case of termination of agreement								$ 11,000,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)				34,500,000	8,900,000
Price per share (in Dollars per share)				$ 10	$ 1
Gross proceeds				$ 345,000,000
Gross proceeds					$ 8,900,000
Transaction costs					19,540,060
Underwriting commission					6,900,000
Deferred underwriting commission					12,075,000
Other offering cost					$ 565,060
Net offering proceeds			$ 345,000,000
Price per warrant (in Dollars per share)			$ 10
Class A Ordinary Shares
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued					0	0
Common Stock, Shares, Outstanding					0	0
Class A Ordinary Shares | A And R Business Combination Agreement [Member] | Spac Class A Common Stock [Member] | Post Business Combination Equity Incentive Plan [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares reserved for future issuance								11,788,132
Class A Ordinary Shares | A And R Business Combination Agreement [Member] | Spac Class A Common Stock [Member] | Post Business Combination Employee Stock Purchase Plan [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares reserved for future issuance								1,813,559
Class A Ordinary Shares | PIPE Subscription Agreements [Member] | PIPE Investor [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)								$ 9.8
Common Stock, Value, Subscriptions								$ 164,999,807
Common Stock, Shares Subscribed but Unissued								16,936,715
Common Class B [Member]
Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common Stock, Shares, Issued					8,625,000	8,625,000
Common Stock, Shares, Outstanding					8,625,000	8,625,000
Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	33,707,929
Percentage Of Voting Power Of Ordinary Shares	78.163%